Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income (loss)	$ 3,499	$ (2,058)	$ 3,157
Items that may be reclassified to net income:
Foreign currency translation	(277)	737	63
Cash flow hedges	95	116	21
Equity accounted investments	54	(58)	(50)
Items that will not be reclassified to net income:
Securities - fair value through other comprehensive income (“FVTOCI”)	(33)	17	(7)
Share of revaluation surplus on equity accounted investments	354	(206)	16
Remeasurement of defined benefit obligations	0	(1)	(1)
Revaluation surplus	811	(191)	281
Total other comprehensive income	1,004	414	323
Total comprehensive income (loss)	4,503	(1,644)	3,480
Limited partners
Net income (loss)	530	(1,098)	884
Other comprehensive income (loss)	116	211	74
Comprehensive income attributable to Limited partners	646	(887)	958
General partner
Net income (loss)	0	0	0
Other comprehensive income (loss)	0	0	0
Comprehensive income attributable to General Partners	0	0	0
Redeemable/exchangeable and special limited partnership units
Net income (loss)	716	(1,119)	896
Other comprehensive income (loss)	200	215	74
Comprehensive income attributable to Redeemable/exchangeable and special limited partnership units	916	(904)	970
Limited partnership units of Brookfield Office Properties Exchange LP
Net income (loss)	2	(7)	6
Other comprehensive income (loss)	0	1	1
Comprehensive income (loss) attributable to Limited partnership units of Brookfield Office Properties Exchange LP	2	(6)	7
FV LTIP units of the Operating Partnership
FV LTIP units of the Operating Partnership	3	(4)	1
Other comprehensive income (loss)	1	1	0
Comprehensive income attributable to FV LTIP units of the Operating Partnership	4	(3)	1
Class A shares of Brookfield Properties Retail Holding LLC
Net income (loss)	25	(130)	169
Other comprehensive income (loss)	1	25	14
Comprehensive income attributable to interest in Brookfield Property REIT Inc.	26	(105)	183
Interests of others in operating subsidiaries and properties
Net income	2,223	300	1,201
Other comprehensive income (loss)	686	(39)	160
Comprehensive income attributable to Interests of others in operating subsidiaries and properties	2,909	261	1,361
Total comprehensive income (loss)	$ 4,503	$ (1,644)	$ 3,480